Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share
Amount Registered | shares	87,894,296
Proposed Maximum Offering Price per Unit	0.9842
Maximum Aggregate Offering Price	$ 86,505,566.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,946.42
Offering Note	This registration statement on Form S-8 (the "Registration Statement") registers Class A ordinary shares, par value of US$0.0001 per share (the "Shares"), of Digital Currency X Technology Inc. issuable pursuant to the Digital Currency X Technology Inc. 2026 Share Incentive Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers such additional Shares of the Registrant as may hereafter be offered or issued by reason of any share dividend, share split, bonus issue, recapitalization or similar transaction effected without the registrant's receipt of consideration which would increase the number of outstanding Shares. Represents 87,894,296 Shares reserved for future award grants under the Plan. The initial maximum aggregate number of Shares that may be issued pursuant to all awards is 87,894,296 Shares (such number, as may be increased from time to time, the "Share Limit"). The Share Limit shall automatically increase on the first day of each calendar year during the term of the Plan by a number of Shares equal to 10% of the total number of issued and outstanding Shares on December 31 of the immediately preceding calendar year, or such lesser number of Shares as determined by the Committee prior to such date. The Share Limit as of the date of this Registration Statement is 87,894,296 Shares. To the extent that the increased Share Limit exceeds the number of Shares registered on this Registration Statement, the Registrant will file an additional registration statement to register the additional Shares. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$0.9842 per Share, the average of the high and low prices for the Registrant's Class A Shares as quoted on the Nasdaq Capital Market on August 21, 2026.